ACCOUNTING PRINCIPLES (Policies)	12 Months Ended
Dec. 31, 2017
General Information About Financial Statements [Abstract]
Basis of presentation
1.1    Basis of presentation
The consolidated financial statements have been prepared on a historical cost basis, except for available-for-sale financial assets, derivative financial instruments, biological assets and certain assets and liabilities held for sale, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost, and the financial statements of the Company’s Venezuelan tubular production facilities Industrias Unicon CA (“Unicon”), for which hyperinflationary accounting is applied (see note 2.2.2). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and are presented in U.S. dollars with all amounts rounded to the nearest million, except for share and per share data.

Use of estimates
1.2    Use of judgment and estimates
The preparation of consolidated financial statements in conformity with IFRS recognition and measurement principles and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be read in conjunction with the notes mentioned in the summary:

•
Deferred tax assets (note 9): The Company assesses the recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these assets and the time frame for their utilization. In addition, the Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated depending on the interpretation, which may be uncertain, of applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and circumstances.

•
Provisions for pensions and other post-employment benefits (note 7.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience changes.

•
Provisions (note 8): Provisions, which result from legal or constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises. They are reviewed periodically to take into consideration changes in laws and regulations and underlying facts and circumstances.

•
Impairment of tangible and intangible assets, including goodwill (note 5.3): In the framework of the determination of the recoverable amount of assets, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected changes to average selling prices, shipments and direct costs. Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. Discount rates are reviewed annually.

•
Derivative financial instruments (note 6.1.5): Certain of the Company's derivative financial instruments are classified as Level 3 as they include unobservable inputs. In particular, the Company uses estimates to compute unobservable volatility based on movements of stock market prices for the fair valuation of the call option on the 1,000 mandatory convertible bonds.

•
Mining reserve estimates (note 5.2): Proven iron ore and coal reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Their estimates and the estimates of mine lives have been prepared by ArcelorMittal experienced engineers and geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external consultants. Reserves are updated annually and calculated using a 3-year average reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period.

Critical accounting policies
The following summary provides further information about the Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be read in conjunction with the notes mentioned in the summary:

•
Deferred tax assets (note 9): The Company assesses the recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these assets and the time frame for their utilization. In addition, the Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated depending on the interpretation, which may be uncertain, of applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and circumstances.

•
Provisions for pensions and other post-employment benefits (note 7.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience changes.

•
Provisions (note 8): Provisions, which result from legal or constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises. They are reviewed periodically to take into consideration changes in laws and regulations and underlying facts and circumstances.

•
Impairment of tangible and intangible assets, including goodwill (note 5.3): In the framework of the determination of the recoverable amount of assets, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected changes to average selling prices, shipments and direct costs. Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. Discount rates are reviewed annually.

•
Derivative financial instruments (note 6.1.5): Certain of the Company's derivative financial instruments are classified as Level 3 as they include unobservable inputs. In particular, the Company uses estimates to compute unobservable volatility based on movements of stock market prices for the fair valuation of the call option on the 1,000 mandatory convertible bonds.

•
Mining reserve estimates (note 5.2): Proven iron ore and coal reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Their estimates and the estimates of mine lives have been prepared by ArcelorMittal experienced engineers and geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external consultants. Reserves are updated annually and calculated using a 3-year average reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period.

Disclosure of general information about financial statements
NOTE 1: ACCOUNTING PRINCIPLES
ArcelorMittal (“ArcelorMittal” or the “Company”), together with its subsidiaries, owns and operates steel manufacturing and mining facilities in Europe, North and South America, Asia and Africa. Collectively, these subsidiaries and facilities are referred to in the consolidated financial statements as the “operating subsidiaries”. These consolidated financial statements were authorized for issuance on February 15, 2018 by the Company’s Board of Directors.
1.1    Basis of presentation
The consolidated financial statements have been prepared on a historical cost basis, except for available-for-sale financial assets, derivative financial instruments, biological assets and certain assets and liabilities held for sale, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost, and the financial statements of the Company’s Venezuelan tubular production facilities Industrias Unicon CA (“Unicon”), for which hyperinflationary accounting is applied (see note 2.2.2). The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and are presented in U.S. dollars with all amounts rounded to the nearest million, except for share and per share data.
1.2    Use of judgment and estimates
The preparation of consolidated financial statements in conformity with IFRS recognition and measurement principles and, in particular, making the critical accounting judgments requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.
The following summary provides further information about the Company’s critical accounting policies under which significant judgments, estimates and assumptions are made. It should be read in conjunction with the notes mentioned in the summary:

•
Deferred tax assets (note 9): The Company assesses the recoverability of deferred tax assets based on future taxable income projections, which are inherently uncertain and may be subject to changes over time. Judgment is required to assess the impact of such changes on the measurement of these assets and the time frame for their utilization. In addition, the Company applies judgment to recognize income tax liabilities when they are probable and can be reasonably estimated depending on the interpretation, which may be uncertain, of applicable tax laws and regulations. ArcelorMittal periodically reviews its estimates to reflect changes in facts and circumstances.

•
Provisions for pensions and other post-employment benefits (note 7.2): Benefit obligations and plan assets can be subject to significant volatility, in particular due to changes in market conditions and actuarial assumptions. Such assumptions differ by plan, take local conditions into account and include discount rates, expected rates of compensation increases, health care cost trend rates, mortality and retirement rates. They are determined following a formal process involving the Company's expertise and independent actuaries. Assumptions are reviewed annually and adjusted following actuarial and experience changes.

•
Provisions (note 8): Provisions, which result from legal or constructive obligations arising as a result of past events, are recognized based on the Company's, and in certain instances, third-party's best estimate of costs when the obligation arises. They are reviewed periodically to take into consideration changes in laws and regulations and underlying facts and circumstances.

•
Impairment of tangible and intangible assets, including goodwill (note 5.3): In the framework of the determination of the recoverable amount of assets, the estimates, judgments and assumptions applied for the value in use calculations relate primarily to growth rates, expected changes to average selling prices, shipments and direct costs. Assumptions for average selling prices and shipments are based on historical experience and expectations of future changes in the market. Discount rates are reviewed annually.

•
Derivative financial instruments (note 6.1.5): Certain of the Company's derivative financial instruments are classified as Level 3 as they include unobservable inputs. In particular, the Company uses estimates to compute unobservable volatility based on movements of stock market prices for the fair valuation of the call option on the 1,000 mandatory convertible bonds.

•
Mining reserve estimates (note 5.2): Proven iron ore and coal reserves are those quantities whose recoverability can be determined with reasonable certainty from a given date forward and under existing government regulations, economic and operating conditions; probable reserves have a lower degree of assurance but high enough to assume continuity between points of observation. Their estimates and the estimates of mine lives have been prepared by ArcelorMittal experienced engineers and geologists and detailed independent verifications of the methods and procedures are conducted on a regular basis by external consultants. Reserves are updated annually and calculated using a 3-year average reference price duly adjusted for quality, ore content, logistics and other considerations. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data. Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period.

1.3	Accounting standards applied
1.3.1 Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2017
On January 1, 2017, the Company adopted the following amendments which have an impact on the disclosure in the consolidated financial statements of the Company:

•
Amendments to IAS 7 “Statement of Cash Flows” issued on January 29, 2016, which clarify that entities shall provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including non-cash changes and changes arising from cash flows. The additional disclosures are reflected in note 6.1.3.

On January 1, 2017, the Company adopted the following amendments which did not have any material impact on the consolidated financial statements of the Company:

•
Amendments to IAS 12 “Income Taxes” issued on January 19, 2016, which clarify how to account for deferred tax assets related to debt instruments measured at fair value and how to recognize deferred tax assets for unrealized losses.

•
Annual Improvements 2014 – 2016 published on December 8, 2016, which amended IFRS 12 “Disclosure of Interests in Other Entities” and clarifies the scope of the standard by specifying that the disclosure requirements in the standard apply to an entity’s interests that are classified as held for sale, as held for distribution or as discontinued operations in accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”.

1.3.2 New IFRS standards, amendments and interpretations applicable from 2018 onward
On May 28, 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” which provides a unified five-step model for determining the timing, measurement and recognition of revenue. The focus of the new standard is to recognize revenue as performance obligations are met rather than based on the transfer of risks and rewards. IFRS 15 includes a comprehensive set of disclosure requirements including qualitative and quantitative information about contracts with customers to understand the nature, amount, timing and uncertainty of revenue. The standard supersedes IAS 18 “Revenue”, IAS 11 “Construction Contracts” and a number of revenue-related interpretations. On September 11, 2015, the IASB issued an amendment formalizing a one-year deferral of the effective date for annual periods beginning on or after January 1, 2018, with early application permitted. On April 12, 2016, the IASB issued amendments to IFRS 15 which clarify how to identify a performance obligation, determine whether a company is a principal or an agent and determine when the revenue from granting a license should be recognized. These amendments are also effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company’s revenue is predominantly derived from the single performance obligation to transfer steel and mining products under arrangements in which the transfer of risks and rewards of ownership and the fulfillment of the Company’s performance obligation occur at the same time. The Company has laid out a detailed assessment and implementation plan for the roll out of IFRS 15. As part of this process the Company assessed its performance obligations underlying the revenue recognition, estimation of variable considerations including rebates, methods for estimating warranties, and customized products. The Company concluded that there will not be a material impact, except for the impact it will have on the disclosures. ArcelorMittal has established the procedures and controls to commence applying IFRS 15 as of January 1, 2018, and intends to apply the full retrospective transition approach without any practical expedients and will accordingly recast its comparative information where applicable.
On July 24, 2014, the IASB issued the final version of IFRS 9 “Financial Instruments (2014)” which replaces IAS 39 and modifies substantially the classification and measurement of financial instruments. The final version of the standard contains requirements in the following areas:

•
Classification and measurement: Financial assets are classified and measured by reference to the business model within which they are held and their contractual cash flow characteristics. Financial liabilities are classified in a similar manner to IAS 39, however there are differences in the requirements regarding the measurement of an entity's own credit risk.

•
Impairment: The standard introduces an 'expected credit loss' model replacing the current incurred loss model for the measurement of the impairment of financial assets; it is therefore no longer necessary for a credit event to have occurred before a credit loss is recognized.

•
Hedge accounting: The standard introduces a new hedge accounting model that is designed to more closely align with how entities undertake risk management activities when hedging financial and non-financial risk exposures, which may result in the increased application of hedge accounting.

•	Derecognition: The requirements for derecognition of financial assets and liabilities are carried forward from IAS 39.
IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted and is applied retrospectively, except for the hedge accounting requirements which are applied prospectively. The Company has substantially finalized its assessment of the impact upon adoption of IFRS 9 and does not expect this impact to be material. While ArcelorMittal will provide additional disclosures as required by the new standard and update the hedge documentation when hedge accounting is applied, the Company does not expect the standard to materially impact the measurement of either its financial liabilities, which are mainly carried at amortized cost or its financial assets, which are mainly comprised of cash and cash equivalents, trade receivables and available-for-sale equity instruments. However, the Company will make the irrevocable election upon adoption of IFRS 9 to classify the latter at fair value through other comprehensive income, as a result of which unrealized gains and losses which the Company currently recognizes in the consolidated statements of other comprehensive income (823 net gain as at December 31, 2017) will not be any longer recycled to the consolidated statements of operations upon disposal.
On January 13, 2016, the IASB issued IFRS 16 “Leases” which will replace IAS 17 “Leases”. This new standard specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. This standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted if IFRS 15 has also been applied. At December 31, 2017 and 2016, the Company has non-cancellable operating lease commitments on an undiscounted basis of 1,311 and 1,312, respectively (see note 8.3). A preliminary review and assessment of the Company's lease arrangements indicates that most of these arrangements will meet the definition of a lease under IFRS 16. The Company intends to apply the modified retrospective transition approach with the cumulative effect of initial application of IFRS 16 recognized at January 1, 2019. In addition, it intends to apply the practical expedient to grandfather the definition of a lease on transition and accordingly apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4. Hence, the Company will recognize a right-of-use asset and corresponding liability in respect of the net present value of these leases unless they qualify for short-term leases upon the application of IFRS 16. The actual quantification of the impact of the application of IFRS 16 on the consolidated financial statements is ongoing and will depend on future economic conditions, including the Company's incremental borrowing rate and the composition of the Company's lease portfolio at January 1, 2019.
On June 20, 2016, the IASB issued amendments to IFRS 2 “Share-based Payment”. These amendments clarify the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; the treatment of share-based payment transactions with a net settlement feature for withholding tax obligations; and the treatment of a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. These amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On September 12, 2016, the IASB issued amendments to IFRS 4 “Insurance Contracts”. These amendments propose two approaches (an overlay approach and a deferral approach) in order to address temporary volatility in reported results arising from implementing the new financial instruments Standard IFRS 9 before implementing the replacement standard that the board is developing for IFRS 4. These amendments to IFRS 4 supplement existing options in the Standard that can already be used to address the temporary volatility. These amendments are effective when an insurer first applies IFRS 9 (overlay approach) or during the three years period beginning on January 1, 2018 (deferral approach). The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On December 8, 2016, the IASB issued IFRIC 22 “Foreign Currency Transactions and Advance Consideration”. This interpretation provides guidance about which exchange rate to use in reporting foreign currency transactions (such as revenue transactions) when payment is made or received in advance. This interpretation is effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
On May 18, 2017, the IASB issued IFRS 17 "Insurance Contracts", which is designed to achieve the goal of a consistent, principle-based accounting for insurance contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 "Insurance Contracts" and related interpretations and is effective for periods beginning on or after January 1, 2021, with earlier adoption permitted if both IFRS 15 "Revenue from Contracts with Customers" and IFRS 9 "Financial Instruments" have also been applied. The Company is in the process of assessing whether there will be a material change to its consolidated financial statements upon adoption of this new standard.
On June 7, 2017, the IASB issued IFRIC 23 “Uncertainty over Income Tax Treatments”. This interpretation addresses the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments under IAS 12. This interpretation is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
On October 12, 2017, the IASB issued an amendment to IFRS 9 in respect of prepayment features with negative compensation, which amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. This amendment is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
Also, on October 12, 2017, the IASB issued an amendment to IAS 28 “Investments in Associates and Joint Ventures” in relation to long-term interests in associates and joint ventures. The amendment clarifies that an entity applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. This amendment is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this amendment will have a material impact to its consolidated financial statements.
On December 12, 2017 the IASB issued Annual Improvements 2015–2017 to make amendments to the following standards:

•	IFRS 3 "Business Combinations" clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

•	IFRS 11 "Joint Arrangements" clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

•	IAS 12 "Income Taxes" clarifies that all income tax consequences of dividends should be recognized in profit or loss, regardless of how the tax arises.

•
IAS 23 "Borrowing Costs" clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

These amendments are effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On February 7, 2018, the IASB issued amendments to IAS 19 “Employee benefits” which clarify that current service cost and net interest after a remeasurement resulting from a plan amendment, curtailment or settlement should be determined using the assumptions applied for the remeasurement. In addition, the amendments clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. These amendments are effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
The Company does not plan to early adopt the new accounting standards, amendments and interpretations.

Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2016 and 2017 onward
1.3.1 Adoption of new IFRS standards, amendments and interpretations applicable from January 1, 2017
On January 1, 2017, the Company adopted the following amendments which have an impact on the disclosure in the consolidated financial statements of the Company:

•
Amendments to IAS 7 “Statement of Cash Flows” issued on January 29, 2016, which clarify that entities shall provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including non-cash changes and changes arising from cash flows. The additional disclosures are reflected in note 6.1.3.

On January 1, 2017, the Company adopted the following amendments which did not have any material impact on the consolidated financial statements of the Company:

•
Amendments to IAS 12 “Income Taxes” issued on January 19, 2016, which clarify how to account for deferred tax assets related to debt instruments measured at fair value and how to recognize deferred tax assets for unrealized losses.

•
Annual Improvements 2014 – 2016 published on December 8, 2016, which amended IFRS 12 “Disclosure of Interests in Other Entities” and clarifies the scope of the standard by specifying that the disclosure requirements in the standard apply to an entity’s interests that are classified as held for sale, as held for distribution or as discontinued operations in accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
1.3.2 New IFRS standards, amendments and interpretations applicable from 2018 onward
On May 28, 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers” which provides a unified five-step model for determining the timing, measurement and recognition of revenue. The focus of the new standard is to recognize revenue as performance obligations are met rather than based on the transfer of risks and rewards. IFRS 15 includes a comprehensive set of disclosure requirements including qualitative and quantitative information about contracts with customers to understand the nature, amount, timing and uncertainty of revenue. The standard supersedes IAS 18 “Revenue”, IAS 11 “Construction Contracts” and a number of revenue-related interpretations. On September 11, 2015, the IASB issued an amendment formalizing a one-year deferral of the effective date for annual periods beginning on or after January 1, 2018, with early application permitted. On April 12, 2016, the IASB issued amendments to IFRS 15 which clarify how to identify a performance obligation, determine whether a company is a principal or an agent and determine when the revenue from granting a license should be recognized. These amendments are also effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company’s revenue is predominantly derived from the single performance obligation to transfer steel and mining products under arrangements in which the transfer of risks and rewards of ownership and the fulfillment of the Company’s performance obligation occur at the same time. The Company has laid out a detailed assessment and implementation plan for the roll out of IFRS 15. As part of this process the Company assessed its performance obligations underlying the revenue recognition, estimation of variable considerations including rebates, methods for estimating warranties, and customized products. The Company concluded that there will not be a material impact, except for the impact it will have on the disclosures. ArcelorMittal has established the procedures and controls to commence applying IFRS 15 as of January 1, 2018, and intends to apply the full retrospective transition approach without any practical expedients and will accordingly recast its comparative information where applicable.
On July 24, 2014, the IASB issued the final version of IFRS 9 “Financial Instruments (2014)” which replaces IAS 39 and modifies substantially the classification and measurement of financial instruments. The final version of the standard contains requirements in the following areas:

•
Classification and measurement: Financial assets are classified and measured by reference to the business model within which they are held and their contractual cash flow characteristics. Financial liabilities are classified in a similar manner to IAS 39, however there are differences in the requirements regarding the measurement of an entity's own credit risk.

•
Impairment: The standard introduces an 'expected credit loss' model replacing the current incurred loss model for the measurement of the impairment of financial assets; it is therefore no longer necessary for a credit event to have occurred before a credit loss is recognized.

•
Hedge accounting: The standard introduces a new hedge accounting model that is designed to more closely align with how entities undertake risk management activities when hedging financial and non-financial risk exposures, which may result in the increased application of hedge accounting.

•	Derecognition: The requirements for derecognition of financial assets and liabilities are carried forward from IAS 39.
IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted and is applied retrospectively, except for the hedge accounting requirements which are applied prospectively. The Company has substantially finalized its assessment of the impact upon adoption of IFRS 9 and does not expect this impact to be material. While ArcelorMittal will provide additional disclosures as required by the new standard and update the hedge documentation when hedge accounting is applied, the Company does not expect the standard to materially impact the measurement of either its financial liabilities, which are mainly carried at amortized cost or its financial assets, which are mainly comprised of cash and cash equivalents, trade receivables and available-for-sale equity instruments. However, the Company will make the irrevocable election upon adoption of IFRS 9 to classify the latter at fair value through other comprehensive income, as a result of which unrealized gains and losses which the Company currently recognizes in the consolidated statements of other comprehensive income (823 net gain as at December 31, 2017) will not be any longer recycled to the consolidated statements of operations upon disposal.
On January 13, 2016, the IASB issued IFRS 16 “Leases” which will replace IAS 17 “Leases”. This new standard specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. This standard is effective for annual periods beginning on or after January 1, 2019, with early application permitted if IFRS 15 has also been applied. At December 31, 2017 and 2016, the Company has non-cancellable operating lease commitments on an undiscounted basis of 1,311 and 1,312, respectively (see note 8.3). A preliminary review and assessment of the Company's lease arrangements indicates that most of these arrangements will meet the definition of a lease under IFRS 16. The Company intends to apply the modified retrospective transition approach with the cumulative effect of initial application of IFRS 16 recognized at January 1, 2019. In addition, it intends to apply the practical expedient to grandfather the definition of a lease on transition and accordingly apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4. Hence, the Company will recognize a right-of-use asset and corresponding liability in respect of the net present value of these leases unless they qualify for short-term leases upon the application of IFRS 16. The actual quantification of the impact of the application of IFRS 16 on the consolidated financial statements is ongoing and will depend on future economic conditions, including the Company's incremental borrowing rate and the composition of the Company's lease portfolio at January 1, 2019.
On June 20, 2016, the IASB issued amendments to IFRS 2 “Share-based Payment”. These amendments clarify the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; the treatment of share-based payment transactions with a net settlement feature for withholding tax obligations; and the treatment of a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. These amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On September 12, 2016, the IASB issued amendments to IFRS 4 “Insurance Contracts”. These amendments propose two approaches (an overlay approach and a deferral approach) in order to address temporary volatility in reported results arising from implementing the new financial instruments Standard IFRS 9 before implementing the replacement standard that the board is developing for IFRS 4. These amendments to IFRS 4 supplement existing options in the Standard that can already be used to address the temporary volatility. These amendments are effective when an insurer first applies IFRS 9 (overlay approach) or during the three years period beginning on January 1, 2018 (deferral approach). The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On December 8, 2016, the IASB issued IFRIC 22 “Foreign Currency Transactions and Advance Consideration”. This interpretation provides guidance about which exchange rate to use in reporting foreign currency transactions (such as revenue transactions) when payment is made or received in advance. This interpretation is effective for annual periods beginning on or after January 1, 2018, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
On May 18, 2017, the IASB issued IFRS 17 "Insurance Contracts", which is designed to achieve the goal of a consistent, principle-based accounting for insurance contracts. IFRS 17 requires insurance liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts. IFRS 17 supersedes IFRS 4 "Insurance Contracts" and related interpretations and is effective for periods beginning on or after January 1, 2021, with earlier adoption permitted if both IFRS 15 "Revenue from Contracts with Customers" and IFRS 9 "Financial Instruments" have also been applied. The Company is in the process of assessing whether there will be a material change to its consolidated financial statements upon adoption of this new standard.
On June 7, 2017, the IASB issued IFRIC 23 “Uncertainty over Income Tax Treatments”. This interpretation addresses the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments under IAS 12. This interpretation is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
On October 12, 2017, the IASB issued an amendment to IFRS 9 in respect of prepayment features with negative compensation, which amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortized cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. This amendment is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this interpretation will have a material impact to its consolidated financial statements.
Also, on October 12, 2017, the IASB issued an amendment to IAS 28 “Investments in Associates and Joint Ventures” in relation to long-term interests in associates and joint ventures. The amendment clarifies that an entity applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. This amendment is effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of this amendment will have a material impact to its consolidated financial statements.
On December 12, 2017 the IASB issued Annual Improvements 2015–2017 to make amendments to the following standards:

•	IFRS 3 "Business Combinations" clarifies that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business.

•	IFRS 11 "Joint Arrangements" clarifies that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.

•	IAS 12 "Income Taxes" clarifies that all income tax consequences of dividends should be recognized in profit or loss, regardless of how the tax arises.

•
IAS 23 "Borrowing Costs" clarifies that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

These amendments are effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
On February 7, 2018, the IASB issued amendments to IAS 19 “Employee benefits” which clarify that current service cost and net interest after a remeasurement resulting from a plan amendment, curtailment or settlement should be determined using the assumptions applied for the remeasurement. In addition, the amendments clarify the effect of a plan amendment, curtailment or settlement on the requirements regarding the asset ceiling. These amendments are effective for annual periods beginning on or after January 1, 2019, with early application permitted. The Company does not expect that the adoption of these amendments will have a material impact to its consolidated financial statements.
The Company does not plan to early adopt the new accounting standards, amendments and interpretations.

Basis of consolidation
The consolidated financial statements include the accounts of the Company, its subsidiaries and its interests in associated companies and joint arrangements. Subsidiaries are consolidated from the date the Company obtains control (ordinarily the date of acquisition) until the date control ceases. The Company controls an entity when the Company is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Intercompany balances and transactions, including income, expenses and dividends, are eliminated in the consolidated financial statements. Gains and losses resulting from intercompany transactions are also eliminated.
Non-controlling interests represent the portion of profit or loss and net assets not held by the Company and are presented separately in the consolidated statements of operations, in the consolidated statements of other comprehensive income and within equity in the consolidated statements of financial position.

Investment in associates and joint ventures
Associated companies are those companies over which the Company has the ability to exercise significant influence on the financial and operating policy decisions, which it does not control. Generally, significant influence is presumed to exist when the Company holds more than 20% of the voting rights. Joint arrangements, which include joint ventures and joint operations, are those over whose activities the Company has joint control, typically under a contractual arrangement. In joint ventures, ArcelorMittal exercises joint control and has rights to the net assets of the arrangement. The investment is accounted for under the equity method and therefore recognized at cost at the date of acquisition and subsequently adjusted for ArcelorMittal’s share in undistributed earnings or losses since acquisition, less any impairment incurred. Any excess of the cost of the acquisition over the Company’s share of the net fair value of the identifiable assets, liabilities, and contingent liabilities of the associate or joint venture recognized at the date of acquisition is considered as goodwill. The goodwill is included in the carrying amount of the investment and is evaluated for impairment as part of the investment. The consolidated statements of operations include the Company’s share of the profit or loss of associates and joint ventures from the date that significant influence or joint control commences until the date significant influence or joint control ceases, adjusted for any impairment losses. Adjustments to the carrying amount may also be necessary for changes in the Company’s proportionate interest in the investee arising from changes in the investee’s equity that have not been recognized in the investee’s profit or loss. The Company’s share of those changes is recognized directly in the relevant reserve within equity.
The Company assesses the recoverability of its investments accounted for under the equity method whenever there is an indication of impairment. In determining the value in use of its investments, the Company estimates its share in the present value of the projected future cash flows expected to be generated by operations of associates and joint ventures. The amount of any impairment is included in income (loss) from investments in associates, joint ventures and other investments in the consolidated statements of operations (see also note 2.6).
For investments in joint operations, in which ArcelorMittal exercises joint control and has rights to the assets and obligations for the liabilities relating to the arrangement, the Company recognizes its assets, liabilities and transactions, including its share of those incurred jointly.

Available-for-sale financial assets
Investments in other entities, over which the Company and/or its operating subsidiaries do not have the ability to exercise significant influence and have a readily determinable fair value, are accounted for as available-for-sale at fair value with any resulting gain or loss, net of related tax effect, recognized in the consolidated statements of other comprehensive income, until realized. Realized gains and losses from the sale of available-for-sale securities are determined on an average cost method. To the extent that these investments do not have a readily determinable fair value, they are accounted for under the cost method.
Available-for-sale financial assets classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs. The increase in available-for-sale financial assets in 2017 is mainly related to the increase in the share price of Erdemir.
Derivative financial assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metals), freight, energy and emission rights, see note 6.1.5 for further information.

Functional currency
The functional currency of ArcelorMittal S.A. is the U.S. dollar. The functional currency of each of the principal operating subsidiaries is the local currency, except for ArcelorMittal México, AMMIC and ArcelorMittal International Luxembourg, whose functional currency is the U.S. dollar and ArcelorMittal Ostrava, ArcelorMittal Poland and ArcelorMittal Galati, whose functional currency is the euro.
Transactions in currencies other than the functional currency of a subsidiary are recorded at the rates of exchange prevailing at the date of the transaction. Monetary assets and liabilities in currencies other than the functional currency are remeasured at the rates of exchange prevailing on the date of the consolidated statements of financial position and the related translation gains and losses are reported within financing costs in the consolidated statements of operations. Non-monetary items that are carried at cost are translated using the rate of exchange prevailing at the date of the transaction. Non-monetary items that are carried at fair value are translated using the exchange rate prevailing when the fair value was determined and the related translation gains and losses are reported in the consolidated statements of comprehensive income.
Upon consolidation, the results of operations of ArcelorMittal’s subsidiaries, associates and joint arrangements whose functional currency is other than the U.S. dollar are translated into U.S. dollars at the monthly average exchange rates and assets and liabilities are translated at the year-end exchange rates. Translation adjustments are recognized directly in other comprehensive income and are included in net income (including non-controlling interests) only upon sale or liquidation of the underlying foreign subsidiary, associate or joint arrangement.

Business combinations
Business combinations are accounted for using the acquisition method as of the acquisition date, which is the date on which control is transferred to ArcelorMittal. The Company controls an entity when it is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
The Company measures goodwill at the acquisition date as the total of the fair value of consideration transferred, plus the proportionate amount of any non-controlling interest, plus the fair value of any previously held equity interest in the acquiree, if any, less the net recognized amount (generally at fair value) of the identifiable assets acquired and liabilities assumed.
In a business combination in which the fair value of the identifiable net assets acquired exceeds the cost of the acquired business, the Company reassesses the fair value of the assets acquired and liabilities assumed. If, after reassessment, ArcelorMittal’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities exceeds the cost of the business combination, the excess (bargain purchase) is recognized immediately as a reduction of cost of sales in the consolidated statements of operations.
Any contingent consideration payable is recognized at fair value at the acquisition date and any costs directly attributable to the business combination are expensed as incurred.

Divestments and assets held for sale
Non-current assets and disposal groups that are classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. The non-current asset, or disposal group, is classified as held for sale only when the sale is highly probable and is available for immediate sale in its present condition and is marketed for sale at a price that is reasonable in relation to its current fair value. Assets held for sale are presented separately in the consolidated statements of financial position and are not depreciated. Gains (losses) on disposal of subsidiaries are recognized in cost of sales, whereas gains (losses) on disposal of investments accounted for under the equity method and other investments are recognized in income (loss) from investments in associates, joint ventures and other investments.

Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. As of January 1, 2016, the Group Management Board “GMB” (ArcelorMittal’s previous CODM) was replaced by the CEO Office - comprising the CEO, Mr. Lakshmi N. Mittal and the CFO, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and certain equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:

•
NAFTA represents the flat, long and tubular facilities of the Company located in North America (Canada, United States and Mexico). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products;

•
Brazil includes the flat operations of Brazil and the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing;

•
Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements;

•	ACIS produces a combination of flat, long and tubular products. Its facilities are located in Africa and the Commonwealth of Independent States; and

•
Mining comprises all mines owned by ArcelorMittal in the Americas (Canada, United States, Mexico and Brazil), Asia (Kazakhstan), Europe (Ukraine and Bosnia & Herzegovina) and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore and coal reserves and also sells limited amounts of mineral products to third parties.

Revenue
Revenue is measured at the fair value of the consideration received or receivable. Revenue is reduced for estimated customer returns and other similar allowances.
Revenue from the sale of goods is recognized when the Company has transferred to the buyer the significant risks and rewards of ownership of the goods, no longer retains control over the goods sold, the amount of revenue can be measured reliably, it is probable that the economic benefits associated with the transaction will flow to the Company and the costs incurred or to be incurred in respect of the transaction can be measured reliably.
Revenue from the sale of iron ore is recognized when the risk and rewards of ownership are transferred to the buyer. The selling price is contractually determined on a provisional basis, based on a reliable estimate of the selling price and adjustments in the price may subsequently occur depending on movements in the reference price or contractual iron ore prices to the date of the final pricing and final product specifications.
ArcelorMittal records amounts billed to a customer in a sale transaction for shipping and handling costs as sales and the related shipping and handling costs incurred as cost of sales.

Trade accounts receivable and other
Trade accounts receivable are initially recorded at their fair value and do not carry any interest. ArcelorMittal maintains an allowance for doubtful accounts at an amount that it considers to be a reliable estimate of losses resulting from the inability of its customers to make required payments. In judging the adequacy of the allowance for doubtful accounts, ArcelorMittal considers multiple factors including historical bad debt experience, the current economic environment and the aging of the receivables. Recoveries of trade receivables previously reserved in the allowance for doubtful accounts are recognized as gains in selling, general and administrative expenses.
ArcelorMittal’s policy is to record an allowance and a charge in selling, general and administrative expense when a specific account is deemed uncollectible and to provide for each receivable overdue by more than 180 days; an allowance is utilized when there is legal evidence that the receivable will not be collected. Based on historical experience, such receivables are generally not recoverable, unless it can be clearly demonstrated that the receivable is still collectible. Estimated unrecoverable amounts of trade receivables between 60 days and 180 days overdue are provided for based on past historic loss rate.

Inventories
Inventories are carried at the lower of cost or net realizable value. Cost is determined using the average cost method. Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and an allocation of fixed and variable production overheads. Raw materials and spare parts are valued at cost, inclusive of freight, shipping, handling as well as any other costs incurred in bringing the inventories to their present location and condition. Interest charges, if any, on purchases have been recorded as financing costs. Costs incurred when production levels are abnormally low are capitalized as inventories based on normal capacity with the remaining costs incurred recorded as a component of cost of sales in the consolidated statements of operations.
Net realizable value represents the estimated selling price at which the inventories can be realized in the normal course of business after allowing for the cost of conversion from their existing state to a finished condition and for the cost of marketing, selling, and distribution. Net realizable value is estimated based on the most reliable evidence available at the time the estimates were made of the amount that the inventory is expected to realize, taking into account the purpose for which the inventory is held.
Previous write-downs are reversed in case the circumstances that previously caused inventories to be written down below cost no longer exist.

Intangible assets
Intangible assets are recognized only when it is probable that the expected future economic benefits attributable to the assets will accrue to the Company and the cost can be reliably measured. Intangible assets acquired separately by ArcelorMittal are initially recorded at cost and those acquired in a business combination are initially recorded at fair value at the date of the business combination. These primarily include the cost of technology and licenses purchased from third parties and operating authorizations granted by governments or other public bodies (concessions). Intangible assets are amortized on a straight-line basis over their estimated economic useful lives, which typically do not exceed five years. Amortization is included in the consolidated statements of operations as part of cost of sales.
ArcelorMittal’s industrial sites which are regulated by the European Directive 2003/87/EC of October 13, 2003 on carbon dioxide (“CO2”) emission rights, effective as of January 1, 2005, are located primarily in Belgium, Czech Republic, France, Germany, Luxembourg, Poland, Romania and Spain. ArcelorMittal's operations in Ontario, Canada are subject to the “Climate Change Mitigation and Low-carbon Economy Act, 2016”, a cap and trade program regulation effective from July 1, 2016. The emission rights allocated to the Company on a no-charge basis pursuant to the annual national allocation plan are recorded at nil value and purchased emission rights are recorded at cost.

Property, plant and equipment and biological assets
Property, plant and equipment is recorded at cost less accumulated depreciation and impairment. Cost includes all related costs directly attributable to the acquisition or construction of the asset. Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 50 years
Auxiliary facilities	15 to 45 years
Other facilities	5 to 20 years

The Company’s annual review of useful lives leverages on the experience gained from an in-depth review performed every five years, any significant change in the expected pattern of consumption embodied in the asset, and the specialized knowledge of ArcelorMittal’s network of chief technical officers. The chief technical officer network includes engineers with facility-specific expertise related to plant and equipment used in the principal production units of the Company’s operations. The most recent in-depth review took place in 2014, during which the Company performed a review of the useful lives of its assets and determined its maintenance and operating practices enabled an extension of the useful lives of plant and equipment. In performing this review, the Company gathered and evaluated data, including commissioning dates, designed capacities, maintenance records and programs, and asset performance history, among other attributes. In accordance with IAS 16, Property, Plant and Equipment, the Company considered this information at the level of components significant in relation to the total cost of the item of plant and equipment. Other factors the Company considered in its determination of useful lives included the expected use of the assets, technical or commercial obsolescence, and operational factors that led to improvements in monitoring and process control that contribute to longer asset lives. In addition, the Company considered the accumulated technical experience and knowledge sharing programs that allowed for the exchange of best practices within the chief technical officer network and the deployment of these practices across the Company’s principal production units.
Major improvements, which add to productive capacity or extend the life of an asset, are capitalized, while repairs and maintenance are expensed as incurred. Where a tangible fixed asset comprises major components having different useful lives, these components are accounted for as separate items.
Property, plant and equipment under construction is recorded as construction in progress until it is ready for its intended use; thereafter it is transferred to the related class of property, plant and equipment and depreciated over its estimated useful life. Interest incurred during construction is capitalized if the borrowing cost is directly attributable to the construction. Gains and losses on retirement or disposal of assets are recognized in cost of sales.
Property, plant and equipment acquired by way of finance leases is stated at an amount equal to the lower of the fair value and the present value of the minimum lease payments at the inception of the lease. Each lease payment is allocated between the finance charges and a reduction of the lease liability. The interest element of the finance cost is charged to the consolidated statements of operations over the lease period so as to achieve a constant rate of interest on the remaining balance of the liability.
The residual values and useful lives of property, plant and equipment are reviewed at each reporting date and adjusted if expectations differ from previous estimates. Depreciation methods applied to property, plant and equipment are reviewed at each reporting date and changed if there has been a significant change in the expected pattern of consumption of the future economic benefits embodied in the asset.
Mining assets comprise:

•	Mineral rights acquired;

•	Capitalized developmental stripping (as described below in “Stripping and overburden removal costs”).
Property, plant and equipment used in mining activities is depreciated over its useful life or over the remaining life of the mine, if shorter, and if there is no alternative use. For the majority of assets used in mining activities, the economic benefits from the asset are consumed in a pattern which is linked to the production level and accordingly, assets used in mining activities are primarily depreciated on a units-of-production basis. A unit-of-production is based on the available estimate of proven and probable reserves.
Capitalization of pre-production expenditures ceases when the mining property is capable of commercial production as it is intended by management. General administration costs that are not directly attributable to a specific exploration area are charged to the consolidated statements of operations.
Mining Reserves
Reserves are estimates of the amount of product that can be economically and legally extracted from the Company’s properties. In order to estimate reserves, estimates are required for a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and/or grade of reserves requires the size, shape and depth of ore bodies to be determined by analyzing geological data such as drilling samples. This process may require complex and difficult geological judgments to interpret the data.
Because the economic assumptions used to estimate reserves change from period to period, and because additional geological data is generated during the course of operations, estimates of reserves may change from period to period. Changes in reported reserves may affect the Company’s financial results and financial position in a number of ways, including the following:

•	Asset carrying amounts may be affected due to changes in estimated future cash flows.

•
Depreciation, depletion and amortization charged in the consolidated statements of operations may change where such charges are determined by the units of production basis, or where the useful economic lives of assets change.

•
Overburden removal costs recognized in the consolidated statements of financial position or charged to the consolidated statements of operations may change due to changes in stripping ratios or the units of production basis of depreciation.

•	Decommissioning, site restoration and environmental provisions may change where changes in estimated reserves affect expectations about the timing or cost of these activities.
Stripping and overburden removal costs
In open pit and underground mining operations, it is often necessary to remove overburden and other waste materials to access the deposit from which minerals can be extracted. This process is referred to as stripping. Stripping costs can be incurred before the mining production commences (“developmental stripping”) or during the production stage (“production stripping”).
A mine can operate several open pits that are regarded as separate operations for the purpose of mine planning and production. In this case, stripping costs are accounted for separately, by reference to the ore extracted from each separate pit. If, however, the pits are highly integrated for the purpose of mine planning and production, stripping costs are aggregated.
The determination of whether multiple pit mines are considered separate or integrated operations depends on each mine’s specific circumstances. The following factors would point towards the stripping costs for the individual pits being accounted for separately:

•	If mining of the second and subsequent pits is conducted consecutively with that of the first pit, rather than concurrently.

•	If separate investment decisions are made to develop each pit, rather than a single investment decision being made at the outset.

•	If the pits are operated as separate units in terms of mine planning and the sequencing of overburden and ore mining, rather than as an integrated unit.

•	If expenditures for additional infrastructure to support the second and subsequent pits are relatively large.

•	If the pits extract ore from separate and distinct ore bodies, rather than from a single ore body.
The relative importance of each factor is considered by local management to determine whether the stripping costs should be attributed to the individual pit or to the combined output from several pits.
Developmental stripping costs contribute to the future economic benefits of mining operations when the production begins and so are capitalized as tangible assets (construction in progress), whereas production stripping is a part of on-going activities and commences when the production stage of mining operations begins and continues throughout the life of a mine.
Capitalization of developmental stripping costs ends when the commercial production of the minerals commences.
Production stripping costs are incurred to extract the ore in the form of inventories and/or to improve access to an additional component of an ore body or deeper levels of material. Production stripping costs are accounted for as inventories to the extent the benefit from production stripping activity is realized in the form of inventories. Production stripping costs are recognized as a non-current asset (“stripping activity assets”) to the extent it is probable that future economic benefit in terms of improved access to ore will flow to the Company, the components of the ore body for which access has been improved can be identified and the costs relating to the stripping activity associated with that component can be measured reliably.
All stripping costs assets (either stripping activity assets or capitalized developmental stripping costs) are presented within a specific “mining assets” class of property, plant and equipment and then depreciated on a units-of-production basis.
Exploration and evaluation expenditure
Exploration and evaluation activities involve the search for iron ore and coal resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activities include:

•	researching and analyzing historical exploration data;

•	conducting topographical, geological, geochemical and geophysical studies;

•	carrying out exploratory drilling, trenching and sampling activities;

•	drilling, trenching and sampling activities to determine the quantity and grade of the deposit;

•	examining and testing extraction methods and metallurgical or treatment processes; and

•	detailed economic feasibility evaluations to determine whether development of the reserves is commercially justified and to plan methods for mine development.
Exploration and evaluation expenditure is charged to the consolidated statements of operations as incurred except in the following circumstances, in which case the expenditure is capitalized: (i) the exploration and evaluation activity is within an area of interest which was previously acquired in a business combination and measured at fair value on acquisition; or (ii) when management has a high degree of confidence in the project’s economic viability and it is probable that future economic benefits will flow to the Company.
Capitalized exploration and evaluation expenditures are generally recorded as a component of property, plant and equipment at cost less impairment charges, unless their nature requires them to be recorded as an intangible asset. As the asset is not available for use, it is not depreciated and all capitalized exploration and evaluation expenditure is monitored for indications of impairment. To the extent that capitalized expenditure is not expected to be recovered, it is recognized as an expense in the consolidated statements of operations.
Cash flows associated with exploration and evaluation expenditure are classified as operating activities when they are related to expenses or as an investing activity when they are related to a capitalized asset in the consolidated statements of cash flows.
Development expenditure
Development is the establishment of access to the mineral reserve and other preparations for commercial production. Development activities often continue during production and include:

•	sinking shafts and underground drifts (often called mine development);

•	making permanent excavations;

•	developing passageways and rooms or galleries;

•	building roads and tunnels; and

•	advance removal of overburden and waste rock.
Development (or construction) also includes the installation of infrastructure (e.g., roads, utilities and housing), machinery, equipment and facilities.
When reserves are determined and development is approved, expenditures capitalized as exploration and evaluation are reclassified as construction in progress and are reported as a component of property, plant and equipment. All subsequent development expenditures are capitalized and classified as construction in progress. On completion of development, all assets included in construction in progress are individually reclassified to the appropriate category of property, plant and equipment and depreciated accordingly.

Biological assets
Biological assets
Biological assets are part of the Brazil operating segment and consist of eucalyptus forests located in the Brazilian state of Minas Gerais exclusively from renewable plantations and intended for the production of charcoal to be utilized as fuel and a source of carbon in the direct reduction process of pig iron production in some of the Company’s blast furnaces in Brazil.
Biological assets are measured at their fair value, net of estimated costs to sell at the time of harvest. The fair value is determined based on the discounted cash flow method, taking into consideration the cubic volume of wood, segregated by plantation year, and the equivalent sales value of standing trees. The average sales price was estimated based on domestic market prices. In determining the fair value of biological assets, a discounted cash flow model was used, with a harvest cycle of 6 to 7 years.

Lease arrangements
Lease arrangements
The Company may enter into arrangements that do not take the legal form of a lease, but may contain a lease. This will be the case if the following two criteria are met:

•	The fulfillment of the arrangement depends on the use of a specific asset and

•	The arrangement conveys a right to use the asset.
Assets under lease arrangements which transfer substantially all of the risks and rewards of ownership to the Company are classified as finance leases. On initial recognition, the leased asset and its related liability are measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset while the minimum lease payments are apportioned between financing costs and reduction of the lease liability.
Assets held under lease arrangements that are not finance leases are classified as operating leases and are not recognized in the consolidated statements of financial position. Payments made under operating leases are recognized in cost of sales in the consolidated statements of operations on a straight-line basis over the lease terms.

Impairment of assets
Impairment test of property, plant and equipment
At each reporting date, ArcelorMittal reviews the carrying amounts of its intangible assets (excluding goodwill) and tangible assets to determine whether there is any indication that the carrying amount of those assets may not be recoverable through continuing use. If any such indication exists, the recoverable amount of the asset (or cash generating unit) is reviewed in order to determine the amount of the impairment, if any. The recoverable amount is the higher of its net selling price (fair value reduced by selling costs) and its value in use.
In estimating its value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or cash-generating unit). For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs. The cash-generating unit is the smallest identifiable group of assets corresponding to operating units that generate cash inflows. If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, an impairment loss is recognized. An impairment loss is recognized as an expense immediately as part of operating income in the consolidated statements of operations.
In the case of permanently idled assets, the impairment is measured at the individual asset level. Otherwise, the Company’s assets are measured for impairment at the cash-generating unit level. In certain instances, the cash-generating unit is an integrated manufacturing facility which may also be an operating subsidiary. Further, a manufacturing facility may be operated in concert with another facility with neither facility generating cash flows that are largely independent from the cash flows of the other. In this instance, the two facilities are combined for purposes of testing for impairment. As of December 31, 2017, the Company determined it has 59 cash-generating units.
An impairment loss, related to intangible assets other than goodwill and tangible assets recognized in prior years is reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. However, the increased carrying amount of an asset due to a reversal of an impairment loss will not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately as part of operating income in the consolidated statements of operations.
Impairment test of goodwill
Goodwill is tested for impairment annually, as of October 31 or whenever changes in circumstances indicate that the carrying amount may not be recoverable, at the level of the groups of cash-generating units (“GCGU”) which correspond to the operating segments representing the lowest level at which goodwill is monitored for internal management purposes. Whenever the cash-generating units comprising the operating segments are tested for impairment at the same time as goodwill, the cash-generating units are tested first and any impairment of the assets is recorded prior to the testing of goodwill.

Fair value measurement
The Company classifies the bases used to measure certain assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.
The levels are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
Level 2: Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);
Level 3: Inputs for the assets or liabilities that are not based on observable market data and require management assumptions or inputs from unobservable markets.

Borrowings
Gross debt includes bank debt, debenture loans and finance lease obligations and is stated at amortized cost. However, loans that are hedged under a fair value hedge are remeasured for the changes in the fair value that are attributable to the risk that is being hedged.

Description of accounting policy for determining components of cash and cash equivalents
Cash and cash equivalents consist of cash and short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the time of purchase and are carried at cost plus accrued interest, which approximates fair value.
Significant cash or cash equivalent balances may be held from time to time at the Company’s international operating subsidiaries, including in particular those in France and the United States, where the Company maintains cash management systems under which most of its cash and cash equivalents are centralized. Other subsidiaries which may hold significant cash balances, include those in Argentina, Brazil, Canada, Kazakhstan, Morocco, South Africa and Ukraine. Some of these operating subsidiaries have debt outstanding or are subject to acquisition agreements that impose restrictions on such operating subsidiaries’ ability to pay dividends, but such restrictions are not significant in the context of ArcelorMittal’s overall liquidity. Repatriation of funds from operating subsidiaries may also be affected by tax and foreign exchange policies in place from time to time in the various countries where the Company operates, though none of these policies are currently significant in the context of ArcelorMittal’s overall liquidity.

Description of accounting policy for restricted cash
Restricted cash represents cash and cash equivalents not readily available to the Company, mainly related to insurance deposits, cash accounts in connection with environmental obligations and true sale of receivables programs, as well as various other deposits or required balance obligations related to letters of credit and credit arrangements. Changes in restricted cash are included within other investing activities (net) in the consolidated statements of cash flows.

Description of accounting policy for derivative financial instruments and hedging
The Company uses derivative financial instruments principally to manage its exposure to fluctuations in interest rates, exchange rates, prices of raw materials, energy and emission rights allowances arising from operating, financing and investing activities. Derivative financial instruments are classified as current or non-current assets or liabilities based on their maturity dates and are accounted for at the trade date. Embedded derivatives are separated from the host contract and accounted for separately if they are not closely related to the host contract. The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate. Gains or losses arising from changes in fair value of derivatives are recognized in the consolidated statements of operations, except for derivatives that are highly effective and qualify for cash flow or net investment hedge accounting.
Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income. Amounts deferred in equity are recorded in the consolidated statements of operations in the periods when the hedged item is recognized in the consolidated statements of operations and within the same line item (see note 6.3 Cash flow hedges).
The Company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When a hedging instrument is sold, terminated, expired or exercised, the accumulated unrealized gain or loss on the hedging instrument is maintained in equity until the forecasted transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss, which had been recognized in equity, is reported immediately in the consolidated statements of operations.
Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly as a separate component of equity, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized in the consolidated statements of operations (see note 6.3 Net investment hedge).
The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying position, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require guarantees from its counterparties for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.

Other Non-Derivative Financial Assets And Liabilities
Other non-derivative financial assets and liabilities include cash and cash equivalents and restricted cash (see note 6.1.3), trade and certain other receivables (see note 4.3, 4.5 and 4.6), investments in available-for-sale equity securities (see note 2.5), trade payables and certain other liabilities (see notes 4.7 and 4.8). These instruments are recognized initially at fair value when the Company becomes a party to the contractual provisions of the instrument. Non-derivative financial assets are derecognized if the Company’s contractual rights to the cash flows from the financial instruments expire or if the Company transfers the financial instruments to another party without retaining control of substantially all risks and rewards of the instruments. Non-derivative financial liabilities are derecognized when they are extinguished (i.e. when the obligation specified in the contract is discharged, cancelled or expired).

Share-based payments
ArcelorMittal issues equity-settled share-based payments to certain employees, including stock options, RSUs and PSUs. Equity-settled share-based payments are measured at fair value (excluding the effect of non market-based vesting conditions) at the date of grant. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a graded vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. For stock options, RSUs and PSUs, fair value is measured using the Black-Scholes-Merton pricing model and the market value of the shares at the date of the grant after deduction of dividend payments during the vesting period, respectively. Where the fair value calculation requires modeling of the Company’s performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer companies. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. For the RSUs and PSUs, the fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line method over the vesting period and adjusted for the effect of non market-based vesting conditions.

Provisions
ArcelorMittal recognizes provisions for liabilities and probable losses that have been incurred when it has a present legal or constructive obligation as a result of past events, it is probable that the Company will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a financing cost. Future operating expenses or losses are excluded from recognition as provisions as they do not meet the definition of a liability. Contingent assets and contingent liabilities are excluded from recognition in the consolidated statements of financial position.
Provisions for onerous contracts are recorded in the consolidated statements of operations when it becomes known that the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received. Assets dedicated to the onerous contracts are tested for impairment before recognizing a separate provision for the onerous contract.
Provisions for restructuring are recognized when and only when a detailed formal plan exists and a valid expectation in those affected by the restructuring has been raised, by starting to implement the plan or announcing its main features.
ArcelorMittal records asset retirement obligations (“ARO”) initially at the fair value of the legal or constructive obligation in the period in which it is incurred and capitalizes the ARO by increasing the carrying amount of the related non-current asset. The fair value of the obligation is determined as the discounted value of the expected future cash flows. The liability is accreted to its present value through net financing cost and the capitalized cost is depreciated in accordance with the Company’s depreciation policies for property, plant and equipment. Subsequently, when reliably measurable, ARO is recorded on the consolidated statements of financial position increasing the cost of the asset and the fair value of the related obligation. Foreign exchange gains or losses on AROs denominated in foreign currencies are recorded in the consolidated statements of operations.
ArcelorMittal is subject to changing and increasingly stringent environmental laws and regulations concerning air emissions, water discharges and waste disposal, as well as certain remediation activities that involve the clean-up of soil and groundwater. ArcelorMittal is currently engaged in the investigation and remediation of environmental contamination at a number of its facilities. Most of these are legacy obligations arising from acquisitions.
Environmental costs that relate to current operations or to an existing condition caused by past operations, and which do not contribute to future revenue generation or cost reduction, are expensed. Liabilities are recorded when environmental assessments and/or remedial efforts are probable and the cost can be reliably estimated based on ongoing engineering studies, discussions with the environmental authorities and other assumptions relevant to the nature and extent of the remediation that may be required. The ultimate cost to ArcelorMittal is dependent upon factors beyond its control such as the scope and methodology of the remedial action requirements to be established by environmental and public health authorities, new laws or government regulations, rapidly changing technology and the outcome of any potential related litigation. Environmental liabilities are discounted if the aggregate amount of the obligation and the amount and timing of the cash payments are fixed or reliably determinable.
The estimates of loss contingencies for environmental matters and other contingencies are based on various judgments and assumptions including the likelihood, nature, magnitude and timing of assessment, remediation and/or monitoring activities and the probable cost of these activities. In some cases, judgments and assumptions are made relating to the obligation or willingness and ability of third parties to bear a proportionate or allocated share of cost of these activities, including third parties who sold assets to ArcelorMittal or purchased assets from it subject to environmental liabilities. ArcelorMittal also considers, among other things, the activity to date at particular sites, information obtained through consultation with applicable regulatory authorities and third-party consultants and contractors and its historical experience with other circumstances judged to be comparable. Due to the numerous variables associated with these judgments and assumptions, and the effects of changes in governmental regulation and environmental technologies, both the precision and reliability of the resulting estimates of the related contingencies are subject to substantial uncertainties. As estimated costs to remediate change, the Company will reduce or increase the recorded liabilities through write backs or additional provisions in the consolidated statements of operations. ArcelorMittal does not expect these environmental issues to affect the utilization of its plants, now or in the future.
ArcelorMittal is currently and may in the future be involved in litigation, arbitration or other legal proceedings. Provisions related to legal and arbitration proceedings are recorded in accordance with the principles described above.
Most of these claims involve highly complex issues. Often these issues are subject to substantial uncertainties and, therefore, the probability of loss and an estimation of damages are difficult to ascertain. Consequently, ArcelorMittal may be unable to make a reliable estimate of the expected financial effect that will result from ultimate resolution of the proceeding. In those cases, ArcelorMittal has disclosed information with respect to the nature of the contingency. ArcelorMittal has not accrued a provision for the potential outcome of these cases.
For cases in which the Company was able to make a reliable estimate of the expected loss or range of probable loss and has accrued a provision for such loss, it believes that publication of this information on a case-by-case basis would seriously prejudice the Company’s position in the ongoing legal proceedings or in any related settlement discussions. Accordingly, in these cases, the Company has disclosed information with respect to the nature of the contingency, but has not disclosed its estimate of the range of potential loss.
In the cases in which quantifiable fines and penalties have been assessed, the Company has indicated the amount of such fine or penalty or the amount of provision accrued that is the estimate of the probable loss.
These assessments can involve series of complex judgments about future events and can rely heavily on estimates and assumptions. The assessments are based on estimates and assumptions that have been deemed reasonable by management. The Company believes that the aggregate provisions recorded for the above matters are adequate based upon currently available information. However, given the inherent uncertainties related to these cases and in estimating contingent liabilities, the Company could, in the future, incur judgments that have a material adverse effect on its results of operations in any particular period. The Company considers it highly unlikely, however, that any such judgments could have a material adverse effect on its liquidity or financial condition.

Description of accounting policy for deferred income tax
The current tax payable (recoverable) is based on taxable profit (loss) for the year. Taxable profit differs from profit as reported in the consolidated statements of operations because it excludes items of income or expense that are taxable or deductible in other years or are never taxable or deductible. The Company’s current income tax expense (benefit) is calculated using tax rates that have been enacted or substantively enacted as of the date of the consolidated statements of financial position.
Tax is charged or credited to the consolidated statements of operations, except when it relates to items charged or credited to other comprehensive income or directly to equity, in which case the tax is recognized in other comprehensive income or in equity.
Deferred tax is recognized on differences between the carrying amounts of assets and liabilities, in the consolidated financial statements and the corresponding tax basis used in the computation of taxable profit, and is accounted for using the statements of financial position liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are generally recognized for all deductible temporary differences and net operating loss carry forwards to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the taxable temporary difference arises from the initial recognition of non-deductible goodwill or if the differences arise from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the profit reported in the consolidated statements of operations.
Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, associates and joint ventures, except if the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which the benefits of the temporary differences can be utilized and are expected to reverse in the foreseeable future.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the consolidated statements of financial position date. The measurement of deferred tax assets and liabilities reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
The carrying amount of deferred tax assets is reviewed at each consolidated statements of financial position date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to enable all or part of the asset to be recovered. The Company reviews the deferred tax assets in the different jurisdictions in which it operates to assess the possibility of realizing such assets based on projected taxable profit, the expected timing of the reversals of existing temporary differences, the carry forward period of temporary differences and tax losses carried forward and the implementation of tax-planning strategies. Due to the numerous variables associated with these judgments and assumptions, both the precision and reliability of the resulting estimates of the deferred tax assets are subject to substantial uncertainties.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, when they relate to income taxes levied by the same taxation authority and when the Company intends to settle its current tax assets and liabilities on a net basis.

Description of accounting policy for impairment of financial assets
Impairment of financial assets
A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset. Estimated future cash flows are determined using various assumptions and techniques, including comparisons to published prices in an active market and discounted cash flow projections using projected growth rates, weighted average cost of capital, and inflation rates.
In the case of available-for-sale securities, the Company reviews the available-for-sale investments at the end of each reporting period to assess whether there is any objective evidence of impairment. A significant or prolonged decline in the fair value of an available-for-sale investment below its cost is objective evidence of impairment. The Company considers a prolonged decline in fair value to occur when the market value remains continuously below the cost for more than two years. If any such evidence exists for available-for-sale financial assets, the cumulative loss measured as the difference between the acquisition cost and the current fair value less any impairment loss on that financial asset previously recognized in the consolidated statements of operations is removed from equity and recognized in the consolidated statements of operations. Once an impairment loss is recognized for an investment, any increases in fair value are recorded in other comprehensive income while decreases in fair value are recorded in the consolidated statements of operations.
Financial assets are tested for impairment annually or whenever changes in circumstances indicate that the carrying amount may not be recoverable. If objective evidence indicates that cost-method investments need to be tested for impairment, calculations are based on information derived from business plans and other information available for estimating their value in use. Any impairment loss is recognized in the consolidated statements of operations. An impairment loss related to financial assets is reversed if and to the extent there has been a change in the estimates used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined if no impairment loss had been recognized. Reversals of impairment are recognized in net income except for reversals of impairment of available-for-sale equity securities, which are recognized in equity.

Deferred employee benefits
ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external life insurance or other funds for certain categories of employees. Contributions are paid in return for services rendered by the employees during the period. Contributions are expensed as incurred consistent with the recognition of wages and salaries. No provisions are established with respect to defined contribution plans as they do not generate future commitments for ArcelorMittal.
Defined benefit plans are those plans that provide guaranteed benefits to certain categories of employees, either by way of contractual obligations or through a collective agreement. For defined benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating to the terms of the related pension obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used. Remeasurement arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise. Any asset resulting from this calculation is limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative expenses in the consolidated statements of operations. The net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the passage of time, is recognized as part of financing costs net in the consolidated statements of operations.
The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is recognized immediately in the consolidated statements of operations in the period in which it arises.
Voluntary retirement plans primarily correspond to the practical implementation of social plans or are linked to collective agreements signed with certain categories of employees. Early retirement plans are those plans that primarily correspond to terminating an employee’s contract before the normal retirement date. Liabilities for early retirement plans are recognized when the affected employees have formally been informed and when amounts owed have been determined using an appropriate actuarial calculation. Liabilities relating to the early retirement plans are calculated annually on the basis of the number of employees likely to take early retirement and are discounted using an interest rate which corresponds to that of high quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Termination benefits are provided in connection with voluntary separation plans. The Company recognizes a liability and expense when it can no longer withdraw the offer or, if earlier, when it has a detailed formal plan which has been communicated to employees or their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and sabbatical awards, disability benefits and long-term compensated absences such as sick leave. The amount recognized as a liability is the present value of benefit obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and post-employment benefits, as well as the carrying amount of the related liability/asset on the consolidated statements of financial position are based on a number of assumptions and factors such as discount rates, expected rate of compensation increase, healthcare cost trend rates, mortality rates and retirement rates.

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Discount rates – The discount rate is based on several high quality corporate bond indexes and yield curves in the appropriate jurisdictions (rated AA or higher by a recognized rating agency). In countries where there is no deep market in such bonds, the market rates on government bonds are used. Nominal interest rates vary worldwide due to exchange rates and local inflation rates.

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Rate of compensation increase – The rate of compensation increase reflects actual experience and the Company’s long-term outlook, including contractually agreed upon wage rate increases for represented hourly employees.

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Healthcare cost trend rate – The healthcare cost trend rate is based on historical retiree cost data, near-term healthcare outlook, including appropriate cost control measures implemented by the Company, and industry benchmarks and surveys.

•	Mortality and retirement rates – Mortality and retirement rates are based on actual and projected plan experience.

Earnings per share
Basic earnings per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the year. Net income (loss) attributable to ordinary shareholders takes into consideration dividend rights of preferred shareholders such as holders of subordinated perpetual capital securities. Diluted earnings per share is computed by dividing income (loss) available to equity holders by the weighted average number of common shares and potential common shares from share unit plans and outstanding stock options as well as potential common shares from the conversion of certain convertible bonds whenever the conversion results in a dilutive effect.

Transactions with non-controlling interests
Acquisitions of non-controlling interests, which do not result in a change of control, are accounted for as transactions with owners in their capacity as owners and therefore no goodwill is recognized as a result of such transactions. In such circumstances, the carrying amounts of the controlling and non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent.